COMMITMENTS AND CONTINGENCIES (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
New York [Member]
Operating lease term description	The Carthage power supply and purchase agreement was entered into on May 10, 2019 for an initial term of 90 days, with an option to continue the agreement for a subsequent 36 months, which option the Company has exercised	The Carthage power supply and purchase agreement was entered into on May 10, 2019 for an initial term of 90 days, with an option to continue the agreement for a subsequent 36 months, which option the Company has exercised